Acquisition of the Oriental VIP Room (Details 1) (VIP Room [Member], USD $)	Jun. 26, 2013
Servicing Assets at Fair Value [Line Items]
Total Estimated Purchase Price	$ 57,803,560
Bad Debt Guarantee [Member]
Servicing Assets at Fair Value [Line Items]
Total Estimated Purchase Price	16,881
Non Compete Agreement [Member]
Servicing Assets at Fair Value [Line Items]
Total Estimated Purchase Price	305,927
Profit Interest Agreement [Member]
Servicing Assets at Fair Value [Line Items]
Total Estimated Purchase Price	56,758,004
Goodwill [Member]
Servicing Assets at Fair Value [Line Items]
Total Estimated Purchase Price	$ 722,748